Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2013
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock

7. Redeemable Convertible Preferred Stock

Prior to the completion of its IPO, the Company had outstanding Series A, Series B and Series C redeemable convertible preferred stock (collectively, the “Preferred Stock”). The Company classified the Preferred Stock outside of stockholders’ (deficit) equity because the shares contained redemption features that were not solely within the Company’s control. In connection with the closing of the Company’s IPO, all of the Company’s outstanding Preferred Stock automatically converted into common stock at a one-for-three ratio as of June 5, 2013. No Preferred Stock was outstanding as of September 30, 2013.

In April 2012, in connection with the execution of a collaboration agreement with Celgene Corporation and Celgene International Sàrl, collectively referred to as Celgene, the Company issued and sold 9,803,922 shares of its Series C Preferred Stock, $0.0001 par value per share (the “Series C Preferred Stock”), at a price of $2.55 per share (the “Series C Original Issue Price”), for gross proceeds of $25.0 million. The Company determined that the price paid by Celgene of $2.55 per share included a premium of $0.31 over the fair value per share of the Company’s Series C Preferred Stock based on the results of a contemporaneous valuation. Accordingly, the Company considered the $3.0 million premium as additional arrangement consideration pursuant to the collaboration agreement, resulting in $22.0 million attributed to the Series C Preferred Stock. Refer to Note 9, Collaborations, for additional information regarding the Company’s collaboration agreement with Celgene. Refer to Note 12, Related Party Transactions, for additional information regarding the Company’s relationship with Celgene.

Preferred Stock consisted of the following as of December 31, 2011:

	Preferred Shares Authorized	Issuance Date(s)	Preferred Shares Issued and Outstanding	Redemption Value / Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
	(in thousands except share data)
Series A	14,000,000	2/28/2008	3,756,248	$3,756	$3,683	1,252,081
		5/16/2008	10,243,752	10,244	10,222	3,414,581

	14,000,000		14,000,000	14,000	13,905	4,666,662
Series B	38,096,000	9/18/2009	14,285,716	15,000	14,911	4,761,902
		12/4/2009	5,714,286	6,000	5,951	1,904,762
		9/30/2011	18,095,241	19,000	18,980	6,031,746

	38,096,000		38,095,243	40,000	39,842	12,698,410

	52,096,000		52,095,243	$54,000	$53,747	17,365,072

Preferred Stock consisted of the following as of December 31, 2012:

	Preferred Shares Authorized	Issuance Date(s)	Preferred Shares Issued and Outstanding	Redemption Value / Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
	(in thousands except share data)
Series A	14,000,000	2/28/2008	3,756,248	$3,756	$3,697	1,252,081
		5/16/2008	10,243,752	10,244	10,226	3,414,581

	14,000,000		14,000,000	14,000	13,923	4,666,662
Series B	38,096,000	9/18/2009	14,285,716	15,000	14,928	4,761,902
		12/4/2009	5,714,286	6,000	5,961	1,904,762
		9/30/2011	18,095,241	19,000	18,983	6,031,746

	38,096,000		38,095,243	40,000	39,872	12,698,410
Series C	9,803,922	4/2/2012	9,803,922	25,000	22,361	3,267,974

	61,899,922		61,899,165	$79,000	$76,156	20,633,046

The differences between the respective redemption values and carrying values were being accreted over the period from the date of issuance to the earliest possible redemption date. For the year ended December 31, 2012, the Company recorded $0.5 million of accretion of redeemable convertible preferred stock to redemption value. The rights, preferences and privileges of the Preferred Stock were as follows:

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Conversion—Prior to the automatic conversion of the Preferred Stock in connection with the closing of the Company’s IPO, each share of Preferred Stock was convertible, without the payment of additional consideration and at the option of the holder, into the number of shares of common stock determined by dividing the respective Original Issue Price for such series of Preferred Stock by the applicable conversion price then in effect for such series of Preferred Stock. As of December 31, 2012, the conversion prices of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock were $3.00, $3.15 and $7.65, respectively, resulting in a one-for-three exchange ratio for each series of Preferred Stock. The conversion prices for each series of Preferred Stock were subject to adjustment in the event of certain dilutive issuances of common stock or common stock equivalents in which such issuances are made without consideration or for consideration less than the pre-issuance conversion prices of the Preferred Stock, and, in such a case, the conversion prices were to be adjusted in proportion to the amount by which the consideration received for such dilutive issuance was less than the respective pre-issuance conversion prices. The dilutive issuances which could trigger such an adjustment excluded issuances of common stock or common stock equivalents effected (i) as a dividend, distribution or stock split, (ii) under the Company’s equity compensation plans or like arrangements, (iii) as a result of a qualified public offering, as defined, or in an initial public offering in which all shares of Preferred Stock would convert to common stock, as well as (iv) in contemplation of transactions or arrangements approved by the Board of Directors or holders of the Preferred Stock, as applicable.

All shares of Preferred Stock were automatically convertible into common stock upon the earlier of (i) the closing of an underwritten public offering in which the public offering price was at least $30.60 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) and the net proceeds raised equaled or exceeded $50.0 million or (ii) the election of the holders of at least 50.1% of the outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis. As described in Note 13, Subsequent Events, on May 13, 2013, the Company’s one-for-three reverse stock split of its common stock became effective, effectively changing the conversion prices of the Preferred Stock. Additionally, in May 2013, the Company’s preferred stockholders approved a change to the definition of qualified public offering, as described in Note 13, Subsequent Events. In connection with the closing of the Company’s IPO, all of the Company’s outstanding Preferred Stock automatically converted to common stock at a one-for-three ratio as of June 5, 2013.

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Voting Rights—The holders of Preferred Stock were entitled to vote as a single class with the holders of common stock on all matters and were entitled to the number of votes equal to the number of whole shares of common stock into which the shares of the particular series of Preferred Stock were convertible. The holders of Preferred Stock, voting together as a single class on an as-converted to common stock basis, were entitled to elect five directors to the Company’s Board of Directors and the holders of Preferred Stock and the holders of common stock, voting together as a single class on an as-converted to common stock basis, were entitled to elect the remaining directors.

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Dividends—The holders of Series C Preferred Stock were entitled to receive non-cumulative dividends in preference to any dividends on any other series of Preferred Stock or common stock, and the holders of Series A Preferred Stock and Series B Preferred Stock were entitled to receive non-cumulative dividends in preference to any dividends on common stock, in each case, only when and if declared by the Company’s Board of Directors. As of December 31, 2012, no dividends had been declared.

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Liquidation Preference—In the event of any liquidation, dissolution or winding-up of the Company, including a deemed liquidation event, as defined in the Company’s certificate of incorporation to include certain mergers or a disposition of all or substantially all the assets of the Company (a “Deemed Liquidation Event”), before any distribution of payments could be made to common stockholders or the holders of the Series A Preferred Stock and Series B Preferred Stock, the holders of Series C Preferred Stock were entitled to receive the greater of (i) an amount per share equal to the Series C Original Issue Price, plus any dividends declared but unpaid thereon, or (ii) the amount a holder of such Preferred Stock received if such holder converted such Preferred Stock into common stock immediately prior to the Deemed Liquidation Event (the “Series C Liquidation Preference”). If the available assets were insufficient to pay the holders of Series C Preferred Stock the full amount to which they were entitled, the holders of Series C Preferred Stock were to share ratably in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise have been payable if such amounts were paid in full. After satisfaction of the Series C Liquidation Preference and before any distribution of payments was made to common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock, on a pari passu basis, were entitled to receive from any assets legally available for distribution, the Series A Original Issue Price for each share of Series A Preferred Stock held by such holder and the Series B Original Issue Price for each share of Series B Preferred Stock held by such holder, plus, in each case, any dividends declared but unpaid thereon (the “Series A and B Liquidation Preferences”). If the available assets were insufficient to pay the holders of Series A and Series B Preferred Stock the full amount to which they are entitled, the holders of Series A and Series B Preferred Stock were to share ratably in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise have been payable if such amounts were paid in full.

After satisfaction of the Series C Liquidation Preference and the Series A and B Liquidation Preferences, any remaining assets legally available for distribution were to be distributed among the holders of Series A Preferred Stock, Series B Preferred Stock and common stock pro rata based on the number of shares of common stock held by each, assuming full conversion of all outstanding shares of Series A Preferred Stock and Series B Preferred Stock. However, the holders of Series A Preferred Stock and Series B Preferred Stock were limited to the receipt of an aggregate amount (including through payment of the Series A and B Liquidation Preferences described above) equal to the greater of (i) $3.00 per share of Series A Preferred Stock held by such holder and $3.15 per share of Series B Preferred Stock held by such holder, or (ii) the amount the holder of such series of Preferred Stock would have received if such holder converted such series of Preferred Stock into common stock immediately prior to the Deemed Liquidation Event.

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Redemption—At any time on or after April 2, 2017 and at the request of the holders of at least 50.1% of the then-outstanding shares of Preferred Stock, the Company would have been required to redeem all of the then-outstanding shares of Preferred Stock at an amount, on a per share basis, equal to the applicable original issue price of such series of Preferred Stock, plus all declared but unpaid dividends.

For the periods during which the Preferred Stock remained outstanding, the Company had evaluated each of its series of Preferred Stock and determined that they should be considered an “equity host” and not a “debt host” as defined by ASC 815, Derivatives and Hedging. This evaluation was necessary in order to determine if any embedded features required bifurcation and, therefore, separate accounting as a derivative liability. The Company’s analysis followed the “whole instrument approach,” which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company’s analysis was based on a consideration of the Preferred Stock’s economic characteristics and risks and more specifically evaluated all the stated and implied substantive terms and features including (i) whether the Preferred Stock included redemption features, (ii) whether the preferred stockholders were entitled to dividends, (iii) the voting rights of the Preferred Stock and (iv) the existence and nature of any conversion rights. As a result of the Company’s determination that the Preferred Stock was an “equity host,” the embedded conversion feature was not considered a derivative liability.